Fixed Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 4 – FIXED ASSETS

Fixed assets, net of accumulated depreciation, consisted of the following (rounded to nearest $00):

	Useful lives	December 31, 2018	June 30, 2018
Computer and software	3 years	$16,700	$16,700
Less: accumulated depreciation		(7,300)	(4,600)
Fixed assets		$9,400	$12,100

NOTE 4 - FIXED ASSETS

Fixed assets consisted of the following (rounded to nearest $00):

	Useful lives	June 30, 2018	June 30, 2017
Computer and software	3 years	$16,700	$4,300
Less: accumulated depreciation		(4,600)	(2,000)
Fixed assets, net		$12,100	$2,300

In June 2015, the Company entered into an Agreement of Lease (the “Lease”) for office space located at 275 Madison Avenue, 7th Floor, New York, New York 10016, its former corporate headquarter, with a third party. On March 10, 2016 and effective as of January 1, 2016, the Company entered into an Office Space License Agreement (the “License”) with Actinium Pharmaceuticals, Inc. (“Actinium”), with whom the Company shared two common board members until June 6, 2017, for the office space. The term of the License was three years from the effective date, with an automatic renewal provision. The cost of the License was approximately $16,600 per month for Actinium, subject to customary escalations and adjustments. The Company recorded the license fees as other income in the consolidated statements of operations.

On June 6, 2017, the landlord and the Company agreed to assign the Lease for all of the office space to Actinium, pursuant to an Assignment and Consent Agreement. As of such date all rights, titles, and interest to the Lease, including related duties, liabilities, and obligations, were transferred from the Company to Actinium for a gain of approximately $100,000.

On June 8, 2017, the Company entered into an Amended and Restated License Agreement with Actinium. Pursuant to the terms of the agreement, Actinium will continue to license the furniture, fixtures, equipment and tenant improvements located in the office (“FFE”) for a license fee of $7,529 per month until December 8, 2022. Actinium shall have at any time during the term of this agreement the right to purchase the FFE for $496,914, less any previously paid license fees. The license of FFE qualifies as a sales-type lease. At inception, the Company derecognized the underlying assets of $493,452, recognized discounted lease payments receivable of $397,049 using the discount rate of 8.38% and recognized loss on sales-type lease of fixed assets of $96,403. As of June 30, 2018, the balance of unearned interest income was approximately $68,800.

The future minimum lease payments to be received under the lease for each of the fiscal years as of June 30 are as follows:

2019	90,348
2020	90,348
2021	90,348
2022	90,348
2023	45,174
Total	$406,566